TRANSACTIONS WITH RELATED PARTIES (Other Transactions with Related Parties) (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended										12 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Payment Guarantee [Member] USD ($)	Oct. 01, 2010 Payment Guarantee [Member] USD ($)	Dec. 04, 2009 Payment Guarantee [Member] USD ($)	Dec. 31, 2013 Shareholders [Member] USD ($)	Dec. 31, 2012 Shareholders [Member] USD ($)	Dec. 31, 2011 Shareholders [Member] USD ($)	Dec. 31, 2013 Bental Non Controlling Interest [Member] USD ($)	Dec. 31, 2012 Bental Non Controlling Interest [Member] USD ($)	Dec. 31, 2011 Bental Non Controlling Interest [Member] USD ($)	Dec. 31, 2012 Isal Amlat Investment (1993) Ltd. [Member] USD ($)	Dec. 31, 2012 Isal Amlat Investment (1993) Ltd. [Member] ILS	Aug. 21, 2012 Isal Amlat Investment (1993) Ltd. [Member] USD ($)	Aug. 21, 2012 Isal Amlat Investment (1993) Ltd. [Member] ILS	Dec. 31, 2012 Bental Industries Ltd. [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] ILS	Sep. 08, 2013 Bental Industries Ltd. [Member] Long Term Loan Three [Member] USD ($)	Sep. 08, 2013 Bental Industries Ltd. [Member] Long Term Loan Three [Member] ILS	Sep. 07, 2011 Bental Industries Ltd. [Member] Long Term Loan Three [Member] USD ($)	Sep. 07, 2011 Bental Industries Ltd. [Member] Long Term Loan Three [Member] ILS
Related Party Transaction [Line Items]
Amount of transactions	$ 359	$ 397					$ 359	$ 400	$ 432	$ 505	$ 526	$ 400	1,500			$ 120
Amount of reduction in annual management fees														150	570
Maximum guarantee			4,600	6,600	7,000
Interest rate spread																				1.00%	1.00%
Debt instrument, variable interest reference rate																				Prime	Prime
Additional management fees owed for traveling expenses																2	7
Minimum threshold that allows management company to be eligible for bonus																6,600
The bonus percentage owed to the management company on the first million dollars earned																2.00%
The bonus percentage owed to the management company on the second million dollars																3.00%
The bonus percentage owed to the management company on the third million dollars earned																5.00%
Maximum allowable bonus that can be paid to management company																100
Original amount of debt instrument																				700	2,500
Debt term																				24 months	24 months
Repayment of related party debt																		$ 693	2,500